Stockholders' (Deficit) Equity - Additional Information (Detail)					12 Months Ended		62 Months Ended
	Jun. 29, 2020 USD ($) $ / shares shares	Sep. 26, 2019 USD ($) $ / shares shares	Jun. 28, 2019 USD ($) $ / shares shares	Mar. 11, 2019 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Mar. 09, 2021 $ / shares	Dec. 31, 2018 shares	Nov. 30, 2015 USD ($)
Class Of Stock [Line Items]
Share price | $ / shares					$ 0.0001		$ 0.0001
Proceeds from equity offering, net of issuance costs paid | $					$ 86,302,000	$ 30,000,000
Total amount authorized for repurchase | $										$ 50,000,000.0
Repurchase of common stock, shares					0	473,586	6,403,489
Repurchase of common stock excluding commissions, value | $						$ 500,000	$ 31,700,000
Broker commissions on repurchases | $							100,000
Remaining authorized repurchase amount | $					$ 18,300,000		$ 18,300,000
Common stock, shares authorized					500,000,000	500,000,000	500,000,000
Common stock, par value | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.001
Common stock, shares issued					382,243,142	371,976,995	382,243,142
Common stock, shares outstanding					382,243,142	371,976,995	382,243,142
Stockholders' equity note, stock split, conversion ratio					0.8190
Stock issued during period, value, acquisitions | $						$ 30,000,000
Altor Acquisition | Warrants
Class Of Stock [Line Items]
Stock issued during period, shares, acquisitions		3,712,800
NantWorks | Altor Acquisition
Class Of Stock [Line Items]
Share price | $ / shares		$ 3.24
Stock issued during period, shares, acquisitions		1,638,000
Executive Chairman
Class Of Stock [Line Items]
Share price | $ / shares			$ 3.24
Stock issued during period, shares, acquisitions			2,074,800
Proceeds from issuance of warrants | $			$ 6,700,000
Executive Chairman | Altor Acquisition
Class Of Stock [Line Items]
Share price | $ / shares		$ 3.24
Stock issued during period, shares, acquisitions		2,074,800
Unvested Warrants | Altor Acquisition
Class Of Stock [Line Items]
Stock issued during period, value, issued for services | $		$ 18,000,000.0
Stock issued during period, shares, issued for services		1,638,000
Merger with NantCell
Class Of Stock [Line Items]
Proceeds from equity offering, net of issuance costs paid | $					$ 273,700,000
NantCell Common Stock
Class Of Stock [Line Items]
Share price | $ / shares								$ 0.001
NantCell Common Stock | Merger with NantCell
Class Of Stock [Line Items]
Share price | $ / shares					$ 0.001		$ 0.001
Common Stock
Class Of Stock [Line Items]
Shares issued					8,521,500
Repurchase of common stock, shares						678,336
Common stock, shares issued					382,243,142	371,976,995	382,243,142		348,677,955
Stock issued during period, shares, acquisitions						2,047,500
Stock issued during period, value, acquisitions | $						$ 0
Common Stock | Kuwait Investment Authority
Class Of Stock [Line Items]
Share price | $ / shares				$ 14.66
Stock issued during period, shares, acquisitions				2,047,500
Stock issued during period, value, acquisitions | $				$ 30,000,000.0
Common Stock | Stock Transfer Agreement
Class Of Stock [Line Items]
Share price | $ / shares		$ 9.77
Stock issued during period, shares, acquisitions		204,750
Stock issued during period, value, acquisitions | $		$ 2,000,000.0
Underwritten Public Offering
Class Of Stock [Line Items]
Shares issued	8,521,500
Proceeds from equity offering, net of issuance costs paid | $	$ 90,700,000
Underwriting discounts, commissions and other offering expenses | $	$ 4,400,000
Underwritten Public Offering | Public
Class Of Stock [Line Items]
Shares issued	4,811,500
Share price | $ / shares	$ 9.50
Underwritten Public Offering | Shares Sold to Public upon full Exercise of Underwriters Option to Purchase Additional Shares
Class Of Stock [Line Items]
Share price | $ / shares	$ 9.50
Shares sold to public upon full exercise of underwriters' option to purchase additional shares	1,111,500
Underwritten Public Offering | Dr. Patrick Soon-Shiong
Class Of Stock [Line Items]
Shares issued					3,710,000
Share price | $ / shares	$ 12.12